Losses per Share (Tables)	12 Months Ended
Dec. 31, 2016
Losses per Share [Abstract]
Losses per Share
	For the years ended December 31,
	2014			2015				2016
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	$(47,512)	-	$-	$(2,847,061)	-	$-	$(198,686)	-	$-
-Less: Convertible Preferred stock dividends							(7,695)
-Less: Non-vested common stock dividends declared and undistributed earnings	(697)	-	-	(570)	-	-	-	-	-
Basic LPS
Loss available to common stockholders	$(48,209)	38,003	$(1,268.56)	$(2,847,631)	55,413	$(51,389.22)	$(206,381)	444,056	$(464.76)
Dilutive effect of securities
Diluted LPS
Loss available to common stockholders	$(48,209)	38,003	$(1,268.56)	$(2,847,631)	55,413	$(51,389.22)	$(206,381)	444,056	$(464.76)